SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following summarizes the stock option activity for the nine months ended September 30, 2021:

	Options	Weighted-Average
	Outstanding	Exercise Price
Balance as of December 31, 2020	5,875	$96.99
Grants	6,596	40.81
Exercised	-	-
Cancelled	-	-
Balance as of September 30, 2021	12,471	$67.28

The following summarizes the stock option activity for the years ended December 31, 2020 and 2019:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2018	83	$6,900
Grants of stock options	148	2,180
Cancelled stock options	(43)	7,640
Balance as of December 31, 2019	188	$3,720
Grants	6,252	40.81
Exercised	(64)	4,229
Cancelled	(501)	228.09
Balance as of December 31, 2020	5,875	$96.99

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR STOCK OPTIONS GRANTED
Expected term (years)	5.74 years
Expected stock price volatility	296.17%
Weighted-average risk-free interest rate	0.64%
Expected dividend	$0.00

	2020	2019
Expected term (years)	5.7	2.8
Expected stock price volatility	316.43%	153.58%
Weighted-average risk-free interest rate	0.40%	1.13%
Expected dividend	$0.00	$0.00

SCHEDULE OF STOCK OPTIONS VESTED AND EXPECTED TO VEST

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2021:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	12,471	9.08	$67.28
Exercisable	1,948	8.62	$222.66
Expected to vest	10,523	9.16	$38.52

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2020:

	Weighted-Average Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	5,875	9.51	$96.99
Exercisable	328	9.07	$851.45
Expected to vest	5,547	9.54	$52.41

SCHEDULE OF RESTRICTED STOCK ACTIVITY

The following summarizes the restricted stock activity for the nine months ended September 30, 2021:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2020	7,356	93.61
Shares of restricted stock granted	4,501	51.40
Exercised	-	-
Cancelled	-	-
Balance as of September 30, 2021	11,857	77.59

The following summarizes the restricted stock activity for the years ended December 31, 2020 and 2019:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2018	63	$7,400
Shares of restricted stock granted	451	1,560
Exercised	(131)	3,340
Cancelled	(121)	1,900
Balance as of December 31, 2019	262	1,931
Shares of restricted stock granted	7,131	31.64
Exercised	-	-
Cancelled	(37)	1,200
Balance as of December 31, 2020	7,356	93.61

SCHEDULE OF RESTRICTED STOCK AWARD
	September 30,	December 31,
Number of Restricted Stock Awards	2021	2020
Vested	7,046	226
Non-vested	4,811	7,130

	December 31,	December 31,
Number of Restricted Stock Awards	2020	2019
Vested	226	28
Non-vested	7,130	234